Parent Company Only Financial Information (Condensed Statements Of Cash Flows) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	¥ 1,015,393	¥ 1,069,124	¥ 416,231
Net cash provided by (used in) operating activities	909,448	(2,164,910)	592,879
Cash flows from investing activities:
Net decrease in interest-earning deposits with banks	(11,738,061)	(1,706,642)	1,344,430
Other-net	5,241	(69,120)	11,462
Net cash used in investing activities	(12,401,827)	(1,800,255)	(10,364,250)
Cash flows from financing activities:
Repayment of long-term debt	(2,540,895)	(3,025,310)	(2,263,232)
Proceeds from sales of treasury stock	845	22	130
Payments to acquire treasury stock	(74)	(19)	(18)
Dividends paid	(216,054)	(187,720)	(187,561)
Other-net	(7,702)	(9,351)	(11,523)
Net cash provided by financing activities	11,475,095	4,291,533	9,787,852
Net increase (decrease) in cash and cash equivalents	69,975	388,844	(395)
Cash and cash equivalents at beginning of fiscal year	3,619,253	3,230,409	3,230,804
Cash and cash equivalents at end of fiscal year	3,689,228	3,619,253	3,230,409
MUFG [Member]
Cash flows from operating activities:
Net income attributable to Mitsubishi UFJ Financial Group	1,015,393	1,069,124	416,231
Adjustments and other	(790,050)	(858,288)	(133,368)
Net cash provided by (used in) operating activities	225,343	210,836	282,863
Cash flows from investing activities:
Proceeds from sales and redemption of stock investment in subsidiaries and affiliated companies		21,160	17,371
Purchases of equity investments in subsidiaries and affiliated companies		(3,838)	(20,000)
Net decrease in interest-earning deposits with banks	1,494	8,996	18,696
Other-net	(2,788)	(10,623)	(7,245)
Net cash used in investing activities	(1,294)	15,695	8,822
Cash flows from financing activities:
Net increase (decrease) in short-term borrowings from subsidiaries	(4)	(34,989)	66,600
Repayment of long-term debt	(16)	(20)	(8)
Repayment of long-term debt to subsidiaries and affiliated companies			(169,710)
Proceeds from sales of treasury stock	2	1	3
Payments to acquire treasury stock	(46)	(16)	(12)
Dividends paid	(216,117)	(187,778)	(187,616)
Other-net	(2,988)	(212)	(1,346)
Net cash provided by financing activities	(219,169)	(223,014)	(292,089)
Net increase (decrease) in cash and cash equivalents	4,880	3,517	(404)
Cash and cash equivalents at beginning of fiscal year	14,139	10,622	11,026
Cash and cash equivalents at end of fiscal year	¥ 19,019	¥ 14,139	¥ 10,622